Investments in Associates and Joint Ventures - Financial Information of Significant Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Current assets	₩ 8,775,086	₩ 8,088,507
Non-current assets	39,131,871	37,113,861
Current liabilities	8,177,967	7,851,673
Non-current liabilities	15,332,747	14,533,761
Revenue	18,724,299	17,843,537	₩ 16,945,910
Profit for the year	1,500,538	860,733	3,131,988
Other comprehensive income (loss)	461,822	1,009	(141,584)
Total comprehensive income	1,962,360	861,742	2,990,404
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Current assets	16,570,953	14,457,602	19,894,146
Non-current assets	54,602,900	50,331,892	43,764,189
Current liabilities	9,072,360	7,874,033	13,031,852
Non-current liabilities	10,192,396	8,972,266	3,774,152
Revenue	31,900,418	26,990,733	40,445,066
Profit for the year	4,758,914	2,016,391	15,539,984
Other comprehensive income (loss)	(107,378)	94,023	(67,219)
Total comprehensive income	4,651,536	2,110,414	15,472,765
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets	7,910,517	7,974,407	7,781,888
Non-current assets	298,438	207,284	202,251
Current liabilities	897,594	1,015,657	1,122,538
Non-current liabilities	5,531,968	5,537,850	5,286,179
Revenue	1,231,815	1,236,678	1,642,133
Profit for the year	154,521	56,281	106,675
Other comprehensive income (loss)	(4,283)	(4,458)	(4,344)
Total comprehensive income	150,238	51,823	102,331
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	107,652	113,233	118,024
Non-current assets	402,812	378,691	326,740
Revenue	52,330	70,565	57,430
Profit for the year	36,615	53,867	45,110
Other comprehensive income (loss)	9,647	6,132	(13,422)
Total comprehensive income	46,262	59,999	31,688
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	380,413	615,028	677,686
Non-current assets	1,706,634	1,442,748	1,221,736
Current liabilities	51,025	59,395	71,396
Non-current liabilities	308,606	215,354	117,094
Revenue	107,791	116,269	117,132
Profit for the year	20,369	23,474	30,274
Other comprehensive income (loss)	42,921	(15,093)	(16,149)
Total comprehensive income	63,290	8,381	₩ 14,125
SK South East Asia Investment Pte Ltd [member]
Disclosure of associates [Line Items]
Current assets	797,045	81,065
Non-current assets	1,672,412	1,797,239
Current liabilities	67	94
Profit for the year	(158,680)	1,190
Other comprehensive income (loss)	(390,851)	97,508
Total comprehensive income	₩ (549,531)	₩ 98,698